Document And Entity Information	Jul. 31, 2019
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 31, 2019
Trading Symbol	CHD
Entity Registrant Name	CHURCH & DWIGHT CO INC /DE/
Entity Central Index Key	0000313927
Entity Emerging Growth Company	false
Entity File Number	1-10585
Entity Tax Identification Number	134996950
Entity Address, Address Line One	500 Charles Ewing Boulevard
Entity Address, City or Town	Ewing
Entity Address, State or Province	New Jersey
Entity Address, Postal Zip Code	08628
City Area Code	609
Local Phone Number	806-1200